Property, Plant and Equipment, Net - Schedule of Relevant Information Related to Computation of Capitalized Borrowing Costs (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest	$ 2,233,358	$ 2,020,288	$ 2,875,034
Capitalization rate	4.16%	4.31%
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount invested in the acquisition of qualifying assets	$ 50,783,957	$ 45,456,630	49,642,370
Capitalized interest	$ 2,233,358	$ 2,020,288	$ 2,875,034
Capitalization rate	4.40%	4.40%	5.80%